DEBT Revolving Credit Agreements (Details) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2018	Dec. 31, 2017
Line of Credit Facility
Total available capacity		$ 900,000,000	$ 900,000,000
Outstanding balance	[1]	209,000,000	221,000,000
Unused capacity		691,000,000	679,000,000
ITCTransmission
Line of Credit Facility
Total available capacity		100,000,000	100,000,000
Outstanding balance	[1]	0	36,000,000
Unused capacity		$ 100,000,000	$ 64,000,000
Weighted average interest rate	[2]	0.00%	2.50%
Commitment fee rate	[3]	0.10%	0.10%
Interest rate description		Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower?s credit rating.	Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower?s credit rating.
METC
Line of Credit Facility
Total available capacity		$ 100,000,000	$ 100,000,000
Outstanding balance	[1]	52,000,000	48,000,000
Unused capacity		$ 48,000,000	$ 52,000,000
Weighted average interest rate	[2]	2.80%	2.50%
Commitment fee rate	[3]	0.10%	0.10%
Interest rate description		Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower?s credit rating.	Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower?s credit rating.
ITC Midwest
Line of Credit Facility
Total available capacity		$ 225,000,000	$ 225,000,000
Outstanding balance	[1]	111,000,000	88,000,000
Unused capacity		$ 114,000,000	$ 137,000,000
Weighted average interest rate	[2]	2.80%	2.50%
Commitment fee rate	[3]	0.10%	0.10%
Interest rate description		Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower?s credit rating.	Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower?s credit rating.
ITC Holdings Corp. [Member]
Line of Credit Facility
Total available capacity		$ 400,000,000	$ 400,000,000
Outstanding balance	[1]	0	0
Unused capacity		$ 400,000,000 [4]	$ 400,000,000 [5]
Weighted average interest rate	[6]	0.00%	0.00%
Commitment fee rate	[3]	0.175%	0.175%
Interest rate description		Loan bears interest at a rate equal to LIBOR plus an applicable margin of 1.25% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, plus an applicable margin of 0.25%, subject to adjustments based on ITC Holdings? credit rating.	Loan bears interest at a rate equal to LIBOR plus an applicable margin of 1.25% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, plus an applicable margin of 0.25%, subject to adjustments based on ITC Holdings? credit rating.
ITC Great Plains
Line of Credit Facility
Total available capacity		$ 75,000,000	$ 75,000,000
Outstanding balance	[1]	46,000,000	49,000,000
Unused capacity		$ 29,000,000	$ 26,000,000
Weighted average interest rate	[2]	2.80%	2.50%
Commitment fee rate	[3]	0.10%	0.10%
Interest rate description		Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower?s credit rating.

[1]	Included within long-term debt.
[2]	Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower?s credit rating.
[3]	Calculation based on the average daily unused commitments, subject to adjustment based on the borrower?s credit rating.
[4]	ITC Holdings? revolving credit agreement may be used for general corporate purposes, including to repay commercial paper issued pursuant to the commercial paper program described above, if necessary.
[5]	Holdings? revolving credit agreement may be used for general corporate purposes, including to repay commercial paper issued pursuant to the commercial paper program described above, if necessary. At December?31, 2017 ITC Holdings did not have any commercial paper issued or outstanding.
[6]	Loan bears interest at a rate equal to LIBOR plus an applicable margin of 1.25% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, plus an applicable margin of 0.25%, subject to adjustments based on ITC Holdings? credit rating.